EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator for Basic and Diluted Earnings Per Share:
Net income (loss)			$ 1,037,909	$ 4,552,959	$ 7,961,649	$ (820,786)
Denominator for Basic Earnings Per Share:
Weighted Average Shares	19,540,097	16,105,409	18,652,736	15,572,773	16,423,335	13,270,097
Potentially Dilutive Common Shares					0	37,698
Adjusted Weighted Average Shares					16,423,335	13,307,795
Basic and Diluted Net (Loss) Income per Share					$ (0.95)	$ 0.06